Equity (Notes)	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
Equity
EQUITY AND NET EARNINGS PER UNIT

We had 74,020,088 of publicly held outstanding common units as of September 30, 2017. Additionally, Andeavor owned 34,055,042 of our common units and 2,202,880 of our general partner units (the 2% general partner interest) as of September 30, 2017, which together constitutes a 33% ownership interest in us.

WNRL had 29,013,944 of publicly held outstanding common units as of September 30, 2017. Additionally, Andeavor owned 32,018,847 of WNRL’s common units as of September 30, 2017, which constituted a 52% ownership interest.

CHANGE IN THE CARRYING AMOUNT OF OUR EQUITY (in millions)

		Partnership		Total
	Equity of Predecessors (a)	Common	General Partner
Balance at December 31, 2016	$—	$1,608	$(66)	$1,542
Sponsor contributions of assets to the Predecessors	1,781	—	—	1,781
Earnings attributable to the Predecessors	15	—	—	15
Net earnings attributable to partners	—	180	119	299
Proceeds from issuance of units, net of issuance costs	—	281	6	287
Distributions to unitholders and general partner (b)	(33)	(300)	(127)	(460)
Contributions (c)	—	39	2	41
Equity offering under ATM Program, net of issuance costs	—	3	—	3
Other	5	1	5	11
Balance at September 30, 2017	$1,768	$1,812	$(61)	$3,519

(a)	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.

(b)	Represents cash distributions declared and paid during the nine months ended September 30, 2017, relating to the fourth quarter of 2016 through the second quarter of 2017.

(c)
Includes Andeavor and TLGP contributions to the Partnership primarily related to reimbursements for capital spending pursuant predominantly to the Amended Omnibus Agreement and the Carson Assets Indemnity Agreement.

UNIT ISSUANCE. We closed a registered public offering of 5,000,000 common units representing limited partner interests at a public offering price of $56.19 per unit on February 27, 2017. The net proceeds of $281 million were used to repay borrowings outstanding under the Andeavor Logistics Revolving Credit Facility and for general partnership purposes. Also, general partner units of 101,980 were issued for proceeds of $6 million.

Furthermore, in connection with the WNRL Merger, we issued 15,182,996 publicly held common units and 14,853,542 common units to subsidiaries of Andeavor. In addition, on October 30, 2017, we issued 78.0 million of our common units to TLGP in connection with the IDR/GP Transaction and converted our general partner units into non-economic general partner units. As a result, after giving effect to the WNRL Merger and IDR/GP Transaction, we had 89,203,084 of publicly held outstanding common units and 126,908,584 outstanding common units held by Andeavor, which constituted an approximate 59% ownership interest in us as of October 30, 2017.

ATM PROGRAM. On August 22, 2017, we filed a prospectus supplement to our shelf registration filed with the SEC on August 21, 2015, authorizing the continuous issuance of up to an aggregate of $750 million of common units, in amounts, at prices and on terms to be determined by market conditions and other factors at the time of our offerings (such continuous offering program, or at-the-market program, referred to as our “ATM Program”). During the nine months ended September 30, 2017, we issued an aggregate of 72,857 common units under our ATM Program, generating proceeds of approximately $3 million before issuance costs. The net proceeds from sales under the ATM Program will be used for general partnership purposes, which may include debt repayment, future acquisitions, capital expenditures and additions to working capital.

CASH DISTRIBUTIONS

Our partnership agreement, as amended, sets forth the calculation to be used to determine the amount and priority of cash distributions that the limited partner unitholders and general partner will receive.

QUARTERLY DISTRIBUTIONS

Quarter Ended	Quarterly Distribution Per Unit	Total Cash Distribution including general partner IDRs (in millions)	Date of Distribution	Unitholders Record Date
December 31, 2016	$0.9100	$140	February 14, 2017	February 3, 2017
March 31, 2017 (a)	0.9400	140	May 15, 2017	May 5, 2017
June 30, 2017 (a)	0.9710	147	August 14, 2017	August 4, 2017
September 30, 2017 (a)(b)	0.9852	201	November 14, 2017	November 3, 2017

(a)	This distribution is net of $12.5 million waived by TLGP on either IDRs or common units for each of the three months ended September 30, 2017, June 30, 2017, and March 31, 2017.

(b)	This distribution was declared on October 18, 2017 and will be paid on the date of distribution.

On July 25, 2017, WNRL declared a quarterly cash distribution of $0.4675 per unit, which was paid on August 18, 2017. The distribution resulted in cash payments of $33 million.

NET EARNINGS PER UNIT

Prior to the three months ended September 30, 2017, we used the two-class method when calculating the net earnings per unit applicable to limited partners, because we had more than one participating security consisting of limited partner common units, general partner units and IDRs. Net earnings earned by the Partnership were allocated between the limited and general partners in accordance with our partnership agreement through June 30, 2017. We based our calculation of net earnings per limited partner common unit on the weighted average number of common limited partner units outstanding during the period. However, as a result of the IDR/GP Transaction that occurred on October 30, 2017, our general partner and its IDRs no longer participated in earnings or distributions for the three months ended September 30, 2017. All distributions, earnings, and allocations of distributions less than or greater than earnings related to the three months ended September 30, 2017 have been attributed to limited partner common units in existence as of November 3, 2017.

NET EARNINGS PER UNIT (in millions, except per unit amounts)

	Nine Months Ended September 30,
	2017	2016
Net earnings	$314	$242
Special allocations of net earnings (“Special Allocations”) (a)	1	2
Net earnings, including Special Allocations	315	244
General partner’s distributions	(6)	(7)
General partner’s IDRs (b)	(75)	(105)
Limited partners’ distributions on common units	(407)	(250)
Distributions greater than earnings	$(173)	$(118)
General partner’s earnings:
Distributions	$6	$7
General partner’s IDRs (b)	75	105
Allocation of distributions greater than earnings and other (c)	13	(23)
Total general partner’s earnings	$94	$89
Limited partners’ earnings on common units:
Distributions (d)	$407	$250
Special Allocations (a)	(1)	(2)
Allocation of distributions greater than earnings	(186)	(95)
Total limited partners’ earnings on common units	$220	$153
Weighted average limited partner units outstanding:
Common units - basic	107.0	96.7
Common units - diluted	107.1	96.8
Net earnings per limited partner unit:
Common - basic	$2.05	$1.58
Common - diluted	$2.05	$1.58

(a)
Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions fully allocated to the general partner and any special allocations. The adjustment reflects the special allocation to common units held by TLGP for the interest incurred in connection with borrowings on the Dropdown Credit Facility in lieu of using all cash on hand to fund the Alaska Storage and Terminalling Assets acquisition.

(b)
IDRs entitled the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.3881 per unit per quarter. The amount above reflects earnings distributed to our general partner net of $38 million of IDRs waived by TLGP for the nine months ended September 30, 2017. See Note 11 of our Annual Report on Form 10-K for the year ended December 31, 2016 and Note 1 for further discussion related to IDRs.

(c)
We have revised the historical allocation of general partner earnings to include the Predecessors’ gains of $15 million for the nine months ended September 30, 2017 and Predecessors’ losses of $21 million for the nine months ended September 30, 2016.

(d)	Distributions of earnings for limited partners’ common units is net of a $12.5 million waiver from Andeavor in connection with the WNRL Merger for the nine months ended September 30, 2017.

(e)	Diluted net earnings per unit include the effects of potentially dilutive units on our common units, which consist of unvested service and performance phantom units.

RECONCILIATION OF GENERAL AND LIMITED PARTNER EARNINGS TO AMOUNTS RECOGNIZED IN EQUITY (in millions)

	Nine Months Ended September 30,
	2017	2016
Total general partner’s earnings	$94	$89
Impact of general partner units and IDRs (a)	40	—
Net earnings attributed to general partner equity	$134	$89

Total limited partners’ earnings on common units	$220	$153
Impact of general partner units and IDRs (a)	(40)	—
Net earnings attributed to limited partners’ equity	$180	$153

(a)
Total general partner earnings and limited partner earnings on common units for the nine months ended September 30, 2017 differ from the amounts recognized in equity as of September 30, 2017. The table above reconciles general and limited earnings calculated using the ownership structure in place after the WNRL Merger and IDR/GP Transaction to amounts recorded to equity as of September 30, 2017 by showing the earnings that were allocated to the general partner’s capital account based on the ownership structure in place for three months ended September 30, 2017.

Earnings Per Share
NET EARNINGS PER UNIT

Prior to the three months ended September 30, 2017, we used the two-class method when calculating the net earnings per unit applicable to limited partners, because we had more than one participating security consisting of limited partner common units, general partner units and IDRs. Net earnings earned by the Partnership were allocated between the limited and general partners in accordance with our partnership agreement through June 30, 2017. We based our calculation of net earnings per limited partner common unit on the weighted average number of common limited partner units outstanding during the period. However, as a result of the IDR/GP Transaction that occurred on October 30, 2017, our general partner and its IDRs no longer participated in earnings or distributions for the three months ended September 30, 2017. All distributions, earnings, and allocations of distributions less than or greater than earnings related to the three months ended September 30, 2017 have been attributed to limited partner common units in existence as of November 3, 2017.

NET EARNINGS PER UNIT (in millions, except per unit amounts)

	Nine Months Ended September 30,
	2017	2016
Net earnings	$314	$242
Special allocations of net earnings (“Special Allocations”) (a)	1	2
Net earnings, including Special Allocations	315	244
General partner’s distributions	(6)	(7)
General partner’s IDRs (b)	(75)	(105)
Limited partners’ distributions on common units	(407)	(250)
Distributions greater than earnings	$(173)	$(118)
General partner’s earnings:
Distributions	$6	$7
General partner’s IDRs (b)	75	105
Allocation of distributions greater than earnings and other (c)	13	(23)
Total general partner’s earnings	$94	$89
Limited partners’ earnings on common units:
Distributions (d)	$407	$250
Special Allocations (a)	(1)	(2)
Allocation of distributions greater than earnings	(186)	(95)
Total limited partners’ earnings on common units	$220	$153
Weighted average limited partner units outstanding:
Common units - basic	107.0	96.7
Common units - diluted	107.1	96.8
Net earnings per limited partner unit:
Common - basic	$2.05	$1.58
Common - diluted	$2.05	$1.58

(a)
Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions fully allocated to the general partner and any special allocations. The adjustment reflects the special allocation to common units held by TLGP for the interest incurred in connection with borrowings on the Dropdown Credit Facility in lieu of using all cash on hand to fund the Alaska Storage and Terminalling Assets acquisition.

(b)
IDRs entitled the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.3881 per unit per quarter. The amount above reflects earnings distributed to our general partner net of $38 million of IDRs waived by TLGP for the nine months ended September 30, 2017. See Note 11 of our Annual Report on Form 10-K for the year ended December 31, 2016 and Note 1 for further discussion related to IDRs.

(c)
We have revised the historical allocation of general partner earnings to include the Predecessors’ gains of $15 million for the nine months ended September 30, 2017 and Predecessors’ losses of $21 million for the nine months ended September 30, 2016.

(d)	Distributions of earnings for limited partners’ common units is net of a $12.5 million waiver from Andeavor in connection with the WNRL Merger for the nine months ended September 30, 2017.

(e)	Diluted net earnings per unit include the effects of potentially dilutive units on our common units, which consist of unvested service and performance phantom units.